Principal Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥) Segment ¥ / $	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Significant Accounting Policies [Line Items]
Exchange rate used for conversion of financial statements from RMB to US dollar | ¥ / $	6.8755
Property, plant and equipment, residual value, percentage	5.00%
Impairment loss of intangible assets	¥ 0	¥ 0	¥ 0
Goodwill impairment loss	0
Marketing expense	0	14,886,000	6,094,000
Employee social benefits included as expenses	¥ 6,745,000	66,511,000	¥ 49,557,000
Number of operating segments | Segment	1
Percentage of after tax profits allocated to general reserve	10.00%
Percentage of reserve fund to registered capital when appropriation not required	50.00%
Additional operating liabilities	¥ 149,300,000
Customer Relationship
Significant Accounting Policies [Line Items]
Finite-lived intangible assets, estimated useful life	10 years
Variable Interest Entity
Significant Accounting Policies [Line Items]
Employee benefits payable	¥ 3,660,000	¥ 2,709,000
Maximum
Significant Accounting Policies [Line Items]
Original maturity period, demand deposit	1 year
Operating leases term	12 months
Maximum | Software and Other Intangible Assets
Significant Accounting Policies [Line Items]
Finite-lived intangible assets, estimated useful life	10 years
Minimum
Significant Accounting Policies [Line Items]
Original maturity period, demand deposit	3 months
Operating leases term	12 months
Minimum | Software and Other Intangible Assets
Significant Accounting Policies [Line Items]
Finite-lived intangible assets, estimated useful life	3 years